Schedule of Other Receivable Related Party Allowance for Credit Loss (Details)		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss	[1]	$ (425,648)			$ (575,200)	$ (586,542)
Beginning balance	[1]		$ 586,542
Ending balance	[1]	425,648	575,200	$ 586,542
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables related party	[1]	425,648			575,200	586,542
Allowance for credit loss		(425,648)			(575,200)	(586,542)
Other receivables related parties		179,668			242,794
Beginning balance		434,041	586,542	589,638
Exchange rate effect		(8,393)	(11,342)	(3,096)
Ending balance		425,648	$ 575,200	$ 586,542
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[2]	157,468			212,794
Ang Poh Hwee [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[3]	$ 22,200			$ 30,000

[1]	Management service provided to the Joint Venture company.
[2]	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has collected back all the loan from 54 Pandan Road Pte Ltd.
[3]	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.